Income tax - Summary of Deferred Tax Assets Not Been Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	$ 1,013,900	$ 940,100	$ 548,400
Total unrecognized deferred tax assets	269,587	255,854
Property, plant and equipment
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	33,499	31,138
Provisions
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets		6,152
Lease Liabilities
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	454	11,951
Tax Losses Carried Forward
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	216,667	194,417
Net Interest Expense Carried Forward
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	$ 18,967	$ 12,196